Trust specific information (Tables)	12 Months Ended
Dec. 31, 2022
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2022 and 2021 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2022 and 2021 is presented as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance at beginning of year	3,597,211	2,405,478
Purchases	364,285	1,719,695
Sales	—	—
Redemptions for physical bullion	—	—
Realized gains (losses) on sales and redemptions for physical bullion	—	—
Change in unrealized gains (losses)	123,466	(527,962)
Balance at end of year	4,084,962	3,597,211